Leases (Details) - Schedule of Amounts Recognized in Profit or Loss - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Depreciation	$ 35,381	$ 60,665
Interest	2,907
Foreign currency fluctuation	722
Total amounts recognized in profit or loss	$ 39,010